BONDS PAYABLE	12 Months Ended
Dec. 31, 2023
BONDS PAYABLE.
BONDS PAYABLE

17.  BONDS PAYABLE

On April 15, 2019, the Company issued and sold bonds with an aggregate principal amount of US$300,000 at a coupon rate of 7.875% per annum (“2021 Notes”). The 2021 Notes has matured on October 15, 2021. The 2021 Notes were listed and quoted on the SGX-ST. Interest on the 2021 Notes is payable semi-annually in arrears on April 15 and October 15 in each year, beginning from October 15, 2019.

Net proceeds from 2021 Notes after deducting issuance costs were RMB1,976,474. The 2021 Notes are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated, including the 2020 Notes; effectively junior in the right of payment to any secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities (including accounts payables) of the Company’s subsidiaries and Consolidated VIEs.

On October 4, 2021, the Company repaid the outstanding 2021 Notes with principal amount of US$300,000.